Commitments and Contingencies (Tables)	6 Months Ended
Jul. 31, 2012
Commitments and Contingencies.
Schedule of total expense incurred under operating leases

	Base Rents	Other Expense	Total Lease Expense
Fiscal 2009	$59,521	$14,043	$73,564
Fiscal 2010	$63,932	$16,931	$80,863
Fiscal 2011	$76,108	$16,879	$92,987

Schedule of future minimum lease payments under operating leases related to properties operated by the company

Fiscal year ending on or about January 31:
2013	$81,852
2014	70,412
2015	57,785
2016	44,587
2017	29,660
Thereafter	53,272

$337,568

Schedule of future minimum lease payments under operating leases associated with properties no longer operated by the company, and the related future sublease rentals

	Company's Commitment	Sublease Rentals
Fiscal year ending on or about January 31:
2013	$768	$476
2014	709	492
2015	497	422
2016	409	400
2017	416	406
Thereafter	572	564

	$3,371	$2,760